Issued Share Capital - Schedule of Issued Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Disclosure of classes of share capital [line items]
Shares issued, value		$ 2,681	$ 657	$ 114	$ 5	$ 10	$ 87	$ 986	$ 1
Share capital		$ 35,334				$ 31,877				$ 30,793
'A' Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[1]	55,718,423				41,312,202				32,949,314
Shares issued	[1]	2,757,743	1,681,520	288,291	12,000	33,387	231,043	2,515,436	1,750
'A' Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[1]	9,666,667				5,581,272
'B' Ordinary Shares
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[1]	9,712,715				19,379,382				24,960,654
Shares issued	[1]
'B' Ordinary Shares | Transfer of B Ordinary to A Ordinary Share
Disclosure of classes of share capital [line items]
Ordinary shares allotted, called up and fully paid	[1]	(9,666,667)				(5,581,272)

[1]	Each A ordinary shares is entitled to one vote on all matters and each B shares shares is entitled to ten votes.